Putnam Retirement Income Fund Lifestyle 2
Fund summary
Goal
Putnam Retirement Income Fund Lifestyle 2 seeks current income consistent with what Putnam Investment Management, LLC (Putnam Management) believes to be prudent risk.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Retirement Income Fund Lifestyle 2	Class A		Class B		Class C	Class M		Class R	Class Y
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	0.40%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual Fund Operating Expenses		Putnam Retirement Income Fund Lifestyle 2	Putnam Retirement Income Fund Lifestyle 2 Class A	Putnam Retirement Income Fund Lifestyle 2 Class B	Putnam Retirement Income Fund Lifestyle 2 Class C	Putnam Retirement Income Fund Lifestyle 2 Class M	Putnam Retirement Income Fund Lifestyle 2 Class R	Putnam Retirement Income Fund Lifestyle 2 Class Y
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Share class			Class A	Class B	Class C	Class M	Class R	Class Y
Management fees			0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and service (12b-1) fees			0.25%	1.00%	1.00%	0.50%	0.50%	none
Other expenses	[2]		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Acquired fund fees and expenses	[3]		0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Total annual fund operating expenses			1.63%	2.38%	2.38%	1.88%	1.88%	1.38%
Expense reimbursement			(0.60%)	(0.60%)	(0.60%)	(0.60%)	(0.60%)	(0.60%)
Total annual fund operating expenses after expense reimbursement			1.03%	1.78%	1.78%	1.28%	1.28%	0.78%
[1]	Reflects Putnam Management's contractual obligations to limit fund expenses through at least June 6, 2012. One obligation excludes brokerage, interest, taxes, investment-related expenses, such as borrowing costs, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses. The other obligation excludes brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund's investor servicing contract, investment management contract and distribution plans. These obligations may be modified or discontinued only with approval of the Board of Trustees.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired fund fees and expenses are based on projected net expenses of the underlying funds and assume the fund's typical allocations to the underlying funds described in Investments, risks and performance - Investments and a 4% allocation to Putnam Money Market Fund.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Retirement Income Fund Lifestyle 2 (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	501	681	281	451	130	80
3 years	790	937	637	793	484	329

Expense Example, No Redemption Putnam Retirement Income Fund Lifestyle 2 (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	181	181
3 years	637	637

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Investments

The fund’s asset allocation strategy may be attractive to investors in or near retirement, or who otherwise intend to make periodic withdrawals of their investment in the near future. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations between fixed income and equity investments from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The strategic allocation and the range of potential allocation for fixed income and equity investments are shown below.

Class	Strategic allocation	Range

Fixed Income	70%	60-100%

Equity	30%	0-40%

We invest mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and in Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund, which are Putnam mutual funds we refer to as underlying funds. We may invest without limit in bonds that are either investment-grade or below investment-grade in quality (sometimes referred to as “junk bonds”) and have short- to long-term maturities. We also invest in other fixed income securities, such as mortgage-backed investments, and invest in money market securities or affiliated money market funds for cash management. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of companies of any size. We may consider, among other factors, credit, interest rate, and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments, and, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, which may include common or preferred stocks. We may also select other investments that do not fall within these asset classes. We may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The typical allocation and the range of allowable allocation of the fund’s assets in the underlying funds that we currently expect are shown below.

Underlying fund	Permitted Investments	Typical allocation	Range

Putnam Absolute Return	Fixed income, derivatives	5%	0–20%

100 Fund

Putnam Absolute Return	Fixed income, derivatives	12%	0–30%

300 Fund

Putnam Absolute Return	Equities, fixed income,	20%	0–40%

500 Fund	alternative investments,

	derivatives

Putnam Absolute Return	Equities, fixed income,	3%	0–20%

700 Fund	alternative investments,

	derivatives

For purposes of measuring the fund’s allocations to fixed income and equity investments, we regard Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund as fixed income investments, Putnam Absolute Return 500 Fund as a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund as an equity investment. The fund’s remaining assets are invested in other securities, as described above.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund and the underlying funds bear the following risks. The prices of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are usually greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. The value of international investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging market investments, can be illiquid. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payments of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories and underlying funds may hurt performance. Our use of derivatives may increase these risks by, for example, increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance
Performance information will be available after the fund completes a full calendar year of operation.